The Security Benefit Group of Companies®

May 6, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Subj:	T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York File Nos.: 33-83240 and 811-8726

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 12 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 15 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 29, 2005.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance and
   Annuity Company of New York

One Security Benefit Place • Topeka, Kansas 66636-0001 • (785) 438-3000 • www.securitybenefit.com